SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Summary of depreciable life by asset category

Depreciation is recorded on a straight‑line basis to allocate the cost of depreciable assets to operations over their estimated useful lives. The following table summarizes depreciable life by asset category.

Asset Category	Depreciation Period
Computer equipment	3 to 5 Years
Capitalized software (including internally-developed software)	3 to 7 Years
Buildings and leasehold improvements(1)	1 to 40 Years
Furniture, fixtures and other equipment	3 to 10 Years
(1)	The depreciation period for leasehold improvements is the lesser of the lease term or the economic useful life for leasehold improvements.

Schedule of computation of weighted average common and common equivalent shares

The computation of weighted average common and common equivalent shares used in the calculation of basic and diluted earnings per share is as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Basic weighted average shares of common stock outstanding	124,032	100,868	57,400
Net effect of common stock equivalents assumed to be vested related to RSUs and restricted stock	1,801	864	588
Net effect of common stock equivalents assumed to be exercised related to stock options held by non-employees	—	—	1
Diluted weighted average shares of common stock outstanding	125,833	101,732	57,989

Schedule of earnings per share

Earnings per share for the years ended December 31, 2017, 2016 and 2015 are as follows (in thousands, except per share data):

	Year Ended December 31,
	2017	2016	2015
Net income attributable to common stockholders	$174,029	$269,689	$73,557
Weighted average number of shares of common stock outstanding:
Basic	124,032	100,868	57,400
Diluted	125,833	101,732	57,989
Earnings per share attributable to common stockholders:
Basic	$1.40	$2.67	1.28
Diluted	$1.38	$2.65	1.27